Derivative Instruments - Summary of Cross Currency Swap Agreements (Detail) (Cross currency swap agreement [Member]) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Norwegian Kroner-denominated Bond due in 2017 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner-denominated Bond due in 2017 [Member] NIBOR [Member] NOK	Dec. 31, 2014 Norwegian Kroner-denominated Bond due in 2018 [Member] NIBOR [Member] USD ($)	Dec. 31, 2014 Norwegian Kroner-denominated Bond due in 2018 [Member] NIBOR [Member] NOK
Derivative [Line Items]
Principal Amount		$ 125,000	700,000	$ 150,000	900,000
Floating Rate Receivable, Margin		5.25%	5.25%	4.35%	4.35%
Fixed Interest Payment on Cross Currency Rate Swap		6.88%	6.88%	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (70,386)	$ (35,766)		$ (34,620)
Weighted-Average Remaining Term (Years)		2 years 3 months 18 days	2 years 3 months 18 days	3 years 8 months 12 days	3 years 8 months 12 days